Fair Value Disclosures - Fair Value Option Election Narrative (Details) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended					11 Months Ended	12 Months Ended
	Oct. 11, 2019	Nov. 30, 2018	May 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017	Oct. 10, 2019	Sep. 16, 2019	Aug. 31, 2019	Jul. 13, 2018
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans and other receivables on nonaccrual status and/or 90 days or greater past due		$ 105,300						$ 105,300	$ 127,000
Loans and other receivables 90 days or greater past due		19,400						19,400	24,800
Trading assets		17,463,256						17,463,256	16,895,741
HRG
Fair Value, Option, Quantitative Disclosures [Line Items]
Cash consideration paid for shares		475,600						475,600
Spectrum Brands
Fair Value, Option, Quantitative Disclosures [Line Items]
Trading assets		371,100						371,100
HRG Group/Spectrum Brands
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of investments reflected as principal transactions								$ (418,800)	$ 80,000	$ 64,800
Spectrum Brands
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of investments reflected as principal transactions		$ (190,400)	$ (11,300)	$ 36,000	$ (48,500)
Shares owned, number													7,514,477
Ownership percentage											15.00%		15.00%	14.00%
Dividend distribution (in shares)	7,514,477
Dividends payable												$ 451,100
Spectrum Brands | HRG
Fair Value, Option, Quantitative Disclosures [Line Items]
Ownership percentage														62.00%
HRG
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of investments reflected as principal transactions						$ (158,400)	$ (21,400)
Shares owned, number										46,600,000
Percentage of outstanding common stock owned										23.00%
Ownership percentage														23.00%
KCG
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of investments reflected as principal transactions										$ 93,400